Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement of comprehensive income [abstract]
Loss for the period	£ (3,966)	£ (5,357)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	21	(5)
Other comprehensive income (expense) for the period	21	(5)
Total comprehensive loss for the period	(3,945)	(5,362)
Attributable to:
Equity holders of the Company	£ (3,945)	£ (5,362)